UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
April 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.8%
University of Alabama Board of
Trustees, Revenue (University
of Alabama at Birmingham
Hospital) (LOC; Bank of
America)	0.25	5/7/11	25,000,000	a	25,000,000

Arizona--.8%
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.43	5/7/11	9,875,000	a,b	9,875,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; BNP
Paribas and LOC; BNP Paribas)	0.36	5/7/11	12,385,000	a,b	12,385,000

California--1.1%
California,
GO Notes (LOC; KBC Bank)	0.30	5/1/11	7,500,000	a	7,500,000
California Infrastructure and
Economic Development Bank,
Revenue (JSerra Catholic High
School Project) (LOC; Wells
Fargo Bank)	0.23	5/7/11	6,500,000	a	6,500,000
Los Angeles Department of
Airports, Airport Revenue, CP
(LOC: Citibank NA and State
Street Bank and Trust Co.)	0.31	5/5/11	17,512,000		17,512,000

Colorado--3.6%

Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue (LOC; U.S. Bank NA)	0.26	5/7/11	9,700,000	a	9,700,000
RBC Municipal Products Inc. Trust
(Meridian Village Metropolitan
District Number One,
Improvement Revenue)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.27	5/7/11	17,600,000	a,b	17,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.27	5/7/11	65,300,000	a	65,300,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	0.28	5/7/11	14,755,000	a	14,755,000

Connecticut--.6%
Connecticut Health and Educational
Facilities Authority, Revenue
(The Jerome Home Issue) (LOC;
Bank of America)	0.27	5/7/11	4,560,000	a	4,560,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Citibank
NA)	0.26	5/7/11	11,850,000	a,b	11,850,000

Delaware--.6%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.22	5/7/11	10,000,000	a	10,000,000
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.24	5/7/11	8,525,000	a	8,525,000

District of Columbia--2.4%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wells Fargo Bank and LOC;
Wells Fargo Bank)	0.29	5/7/11	50,000,000	a,b	50,000,000

District of Columbia,
Revenue (American Legacy
Foundation Issue)	0.25	5/7/11	14,000,000	a	14,000,000
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.35	5/7/11	6,350,000	a	6,350,000

Florida--2.7%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.29	5/7/11	22,925,000	a,b	22,925,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wells Fargo Bank)	0.33	5/2/11	16,895,000		16,895,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	0.24	5/7/11	2,500,000	a	2,500,000
Jacksonville Health Facilities
Authority, HR, Refunding
(Baptist Medical Center
Refunding) (LOC; Bank of
America)	0.27	5/1/11	15,000,000	a	15,000,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.32	5/5/11	12,050,000		12,050,000
Sunshine State Governmental
Financing Commission, Revenue
(LOC; Dexia Credit Locale)	0.80	5/7/11	9,300,000	a	9,300,000

Georgia--2.6%
Atlanta,
Airport General Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Citibank
NA)	0.41	5/7/11	10,000,000	a,b	10,000,000

Fulton County Development
Authority, Revenue (Children's
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.30	5/7/11	15,000,000	a	15,000,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.29	5/7/11	25,365,000	a,b	25,365,000
Municipal Electric Authority of
Georgia, CP (LOC; Wells Fargo
Bank)	0.28	5/5/11	20,000,000		20,000,000
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC;
Branch Banking and Trust Co.)	0.29	5/7/11	5,040,000	a	5,040,000

Illinois--3.2%
Chicago,
GO Notes (Project and
Refunding Series) (Liquidity
Facility; JPMorgan Chase Bank)	0.27	5/1/11	5,500,000	a	5,500,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust)	0.32	7/7/11	81,200,000		81,200,000
Illinois Finance Authority,
Revenue (Hospice of
Northeastern Illinois Project)
(LOC; Harris NA)	0.29	5/7/11	3,500,000	a	3,500,000
Lake County,
MFHR (Whispering Oaks
Apartments Project) (LOC;
FHLMC)	0.24	5/7/11	3,250,000	a	3,250,000

Indiana--2.0%
Hamilton Southeastern Consolidated
School Building Corporation,
GO Notes, BAN	1.00	10/15/11	19,900,000		19,953,332
Indiana Finance Authority,
HR (Community Health Network
Project) (LOC; Bank of America)	0.26	5/7/11	15,000,000	a	15,000,000

Indiana Finance Authority,
Revenue (Ascension Health
Senior Credit Group)	0.24	5/7/11	5,000,000	a	5,000,000
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.22	5/7/11	5,800,000	a	5,800,000
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding
(Community Hospitals
Projects)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.41	5/7/11	13,000,000	a,b	13,000,000

Iowa--.1%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.30	6/1/11	4,225,000	c	4,284,590

Kentucky--.7%
Kentucky Property and Buildings
Commission, Revenue, Refunding
(Project Number 84) (Liquidity
Facility; Dexia Credit Locale
and LOC; Dexia Credit Locale)	0.96	5/7/11	16,255,000	a,b	16,255,000
Kentucky Rural Water Finance
Corporation, Public Projects
Revenue (Flexible Term Program)	1.25	2/1/12	4,000,000		4,011,987

Louisiana--2.3%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Healthcare
Facilities Revenue, Refunding
(Saint James Place of Baton
Rouge Project) (LOC; Bank of
America)	0.31	5/7/11	11,520,000	a	11,520,000
Louisiana Public Facilities

Authority, HR (Touro Infirmary
Project) (Liquidity Facility;
Merrill Lynch Bank and LOC;
Bank of America)	0.43	5/7/11	30,840,000	a,b	30,840,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.26	5/7/11	15,575,000	a	15,575,000
Port of New Orleans Board of
Commissioners, Subordinate
Lien Revenue, Refunding (LOC;
FHLB)	0.26	5/7/11	9,090,000	a	9,090,000

Maine--1.4%
Falmouth,
GO Notes, BAN	1.00	6/1/11	30,000,000		30,017,112
Maine Finance Authority,
Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase
Bank)	0.28	5/7/11	11,090,000	a	11,090,000

Maryland--2.5%
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Trust)	0.29	5/7/11	3,200,000	a	3,200,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Trust)	0.27	5/7/11	12,100,000	a	12,100,000
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Trust)	0.38	5/7/11	2,060,000	a	2,060,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T
Trust)	0.31	5/7/11	6,655,000	a	6,655,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau, Inc. Facility)
(LOC; M&T Trust)	0.33	5/7/11	1,825,000	a	1,825,000
Maryland Health and Higher
Educational Facilities

Authority, Revenue (De Matha
Catholic High School Issue)
(LOC; Branch Banking and Trust
Co.)	0.27	5/7/11	9,690,000	a	9,690,000
Maryland Industrial Development
Financing Authority, Recovery
Zone Facility Revenue (Wexford
Maryland Bio Park 3, LLC
Facility) (LOC; M&T Trust)	0.31	5/7/11	20,000,000	a	20,000,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.31	6/13/11	18,500,000		18,500,000

Massachusetts--2.8%
Massachusetts,
GO Notes, RAN	2.00	5/26/11	36,000,000		36,041,802
Massachusetts Development Finance
Agency, Revenue (The Marine
Biological Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.29	5/7/11	10,100,000	a	10,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Liquidity Facility; Bank of
America)	0.25	5/7/11	35,690,000	a	35,690,000

Michigan--3.5%
Board of Trustees of the Michigan
State University, CP	0.32	6/6/11	16,000,000		16,000,000
Deutsche Bank Spears/Lifers Trust
(Royal Oak Hospital Finance
Authority, HR, Refunding
(William Beaumont Hospital
Obligated Group)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.26	5/7/11	16,705,000	a,b	16,705,000
Michigan,
GO Notes	2.00	9/30/11	55,000,000		55,358,720
Michigan Finance Authority,
State Aid Revenue Notes	2.00	8/19/11	15,000,000		15,053,806

Minnesota--.3%
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.40	5/6/11	10,000,000		10,000,000

Missouri--1.3%
Kansas City Industrial Development
Authority, Revenue (Kansas
City Downtown Redevelopment
District) (LOC; JPMorgan Chase
Bank)	0.27	5/7/11	25,100,000	a	25,100,000
Missouri Development Finance
Board, LR (Missouri
Association of Municipal
Utilities Lease Financing
Program) (LOC: U.S. Bank NA)	0.28	5/1/11	12,330,000	a	12,330,000

Nebraska--.8%
Nebraska Investment Finance
Authority, SFHR (Liquidity
Facility; FHLB)	0.25	5/7/11	24,900,000	a	24,900,000

Nevada--2.9%
Austin Trust
(Clark County, GO Bond Bank
Bonds) (Liquidity Facility;
Bank of America)	0.33	5/7/11	9,770,000	a,b	9,770,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.30	5/25/11	40,000,000		40,000,000
Las Vegas Valley Water District,
CP (LOC; Wells Fargo Bank)	0.29	5/4/11	36,000,000		36,000,000

New Hampshire--2.2%
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Liquidity
Facility: Dexia Credit Locale
and JPMorgan Chase Bank)	0.75	5/7/11	24,000,000	a	24,000,000

New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.26	5/1/11	29,750,000	a	29,750,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.26	5/1/11	10,750,000	a	10,750,000

New Jersey--1.6%
JPMorgan Chase Putters/Drivers
Trust (New Jersey, TRAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.27	5/1/11	27,100,000	a,b	27,100,000
JPMorgan Chase Putters/Drivers
Trust (New Jersey, TRAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.27	5/1/11	20,000,000	a,b	20,000,000

New Mexico--.2%
Dona Ana County,
Industrial Revenue (Foamex
Products, Inc. Project) (LOC;
Wells Fargo Bank)	0.33	5/7/11	6,000,000	a	6,000,000

New York--12.4%
JPMorgan Chase Putter/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue, Refunding) (Liquidity
Facility; JPMorgan Chase Bank)	0.27	5/1/11	27,900,000	a,b	27,900,000
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	1.05	5/7/11	23,150,000	a	23,150,000
Long Island Power Authority,
Electric System General

Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.40	5/7/11	10,000,000	a	10,000,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.75	5/7/11	13,500,000	a	13,500,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.80	5/7/11	65,720,000	a	65,720,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.40	5/7/11	26,000,000	a	26,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.28	5/1/11	40,065,000	a	40,065,000
New York City,
GO Notes (LOC; California
Public Employees Retirement
System)	0.26	5/1/11	4,000,000	a	4,000,000
New York City,
GO Notes (LOC; Fortis Bank)	0.23	5/1/11	6,200,000	a	6,200,000
New York City,
GO Notes (LOC; KBC Bank)	0.21	5/1/11	3,200,000	a	3,200,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.27	5/1/11	7,950,000	a	7,950,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.30	5/13/11	13,000,000		13,000,000
New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.27	5/1/11	40,800,000	a	40,800,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	2/1/12	32,000,000		32,000,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project)	0.42	1/19/12	10,000,000		10,000,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
Bank of America)	0.27	5/7/11	10,000,000	a	10,000,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca
Inc. Project) (LOC; M&T Trust)	0.36	5/7/11	9,700,000	a	9,700,000
Triborough Bridge and Tunnel
Authority, General Revenue
(LOC; Dexia Credit Locale)	0.90	5/7/11	21,145,000	a	21,145,000

North Carolina--.2%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.29	5/7/11	5,000,000	a	5,000,000

Ohio--2.2%
Akron,
GO Notes, BAN (Various Purpose)	1.13	12/8/11	4,715,000		4,729,874
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.27	5/7/11	5,200,000	a	5,200,000
Cleveland,

Airport System Revenue (LOC;
KBC Bank)	0.29	5/7/11	8,000,000	a	8,000,000
Ohio Higher Educational Facilities
Commission, Revenue, CP
(Cleveland Clinic Health
System)	0.30	5/24/11	13,000,000		13,000,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System)	0.35	8/9/11	20,000,000		20,000,000
Puttable Floating Option Tax
Exempt Receipts (Hamilton
County, Hospital Facilities
Revenue (University Hospital))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.38	5/7/11	14,300,000	a,b	14,300,000

Oklahoma--1.6%
Oklahoma Development Finance
Authority, Continuing Care
Retirement Community Revenue,
Refunding (Inverness Village
Project) (LOC; KBC Bank)	0.28	5/7/11	22,300,000	a	22,300,000
Oklahoma Development Finance
Authority, Revenue, (CP
(Integris Baptist Medical)	0.30	5/18/11	23,650,000		23,650,000

Oregon--.5%
Salem Hospital Facility Authority,
Revenue (Capital Manor, Inc.
Project) (LOC; Bank of America)	0.29	5/7/11	5,370,000	a	5,370,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor, Inc. Project) (LOC;
Bank of America)	0.29	5/7/11	8,475,000	a	8,475,000

Pennsylvania--12.1%
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.46	7/14/11	5,000,000		5,000,000
Bucks County Industrial

Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.30	5/7/11	8,600,000	a	8,600,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.31	5/7/11	11,190,000	a	11,190,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.31	5/7/11	6,465,000	a	6,465,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wells Fargo Bank)	0.33	5/7/11	50,000,000	a	50,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	5/7/11	8,600,000	a	8,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	5/7/11	10,000,000	a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	5/7/11	9,400,000	a	9,400,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	5/7/11	10,000,000	a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	5/7/11	10,500,000	a	10,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	5/7/11	10,600,000	a	10,600,000
Emmaus General Authority,
Local Government Revenue (Bond

Pool Program) (LOC; U.S. Bank
NA)	0.25	5/7/11	15,700,000	a	15,700,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	5/7/11	11,800,000	a	11,800,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	5/7/11	9,200,000	a	9,200,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	5/7/11	12,200,000	a	12,200,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Trust)	0.31	5/7/11	16,305,000	a	16,305,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.31	5/7/11	9,700,000	a	9,700,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.26	5/7/11	32,606,000	a	32,606,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Trust)	0.31	5/7/11	7,970,000	a	7,970,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Trust)	0.31	5/7/11	595,000	a	595,000
Pennsylvania Housing Finance
Agency, SFMR	0.45	9/22/11	8,000,000		8,000,000
Philadelphia,
Gas Works Revenue, Refunding
(LOC; Wells Fargo Bank)	0.26	5/7/11	22,600,000	a	22,600,000
Philadelphia,

GO Notes, TRAN	2.00	6/30/11	52,000,000		52,110,357
Ridley School District,
GO Notes (LOC; TD Bank)	0.26	5/7/11	2,900,000	a	2,900,000
Wallingford-Swarthmore School
District, GO Notes (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.90	5/7/11	10,000,000	a	10,000,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Trust)	0.31	5/7/11	2,840,000	a	2,840,000

South Carolina--1.7%
Saint Peters Parish/Jasper County
Public Facilities Corporation,
Instalment Purchase Revenue,
BAN (County Office Building
Projects)	2.00	11/1/11	5,000,000		5,018,771
South Carolina Jobs-Economic
Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Branch Banking and
Trust Co.)	0.32	5/7/11	44,625,000	a	44,625,000

Tennessee--9.3%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.29	5/7/11	49,425,000	a	49,425,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.29	5/7/11	9,690,000	a	9,690,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust

Co.)	0.29	5/7/11	3,045,000	a	3,045,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.29	5/7/11	6,000,000	a	6,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.29	5/7/11	48,225,000	a	48,225,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	0.17	5/7/11	25,355,000	a	25,355,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)
(Liquidity Facility:
Bayerische Landesbank and
Landesbank Hessen-Thuringen
Girozentrale)	0.17	5/7/11	18,460,000	a	18,460,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.29	5/7/11	18,000,000	a	18,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.31	5/7/11	14,640,000	a,b	14,640,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.31	5/7/11	53,990,000	a,b	53,990,000
Tennessee,
CP	0.32	7/14/11	25,810,000		25,810,000

Texas--12.4%
Harris County Cultural Education
Facilities Finance

Corporation, Revenue, CP
(Methodist Healthcare)	0.37	8/4/11	22,500,000		22,500,000
Harris County Metropolitan
Transportation Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.31	5/5/11	13,250,000		13,250,000
Houston,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.27	7/25/11	14,000,000		14,000,000
Houston,
CP (LOC; JPMorgan Chase Bank)	0.29	7/21/11	10,000,000		10,000,000
Houston,
Utility System Revenue, CP
(LOC; Bank of Nova Scotia)	0.33	6/7/11	10,000,000		10,000,000
Houston,
Utility System Revenue, CP
(LOC; Barclays Bank PLC)	0.30	7/14/11	5,000,000		5,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
LLC Project) (LOC; Branch
Banking and Trust Co.)	0.55	6/30/11	53,000,000		53,000,000
JPMorgan Chase Putters/Drivers
Trust (Texas, TRAN) (Liquidity
Facility; JPMorgan Chase Bank)	0.27	5/1/11	36,200,000	a,b	36,200,000
North Texas Tollway Authority,
Revenue, CP (LOC; Bank of
America)	0.35	6/6/11	20,000,000		20,000,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue
(Franciscan Services
Corporation Obligated Group))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.38	5/7/11	7,000,000	a,b	7,000,000
RBC Municipal Products Inc. Trust
(Harris County Cultural
Education Facilities Finance
Corporation, HR, Refunding
(Memorial Hermann Healthcare

System)) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.27	5/7/11	17,000,000	a,b	17,000,000
RBC Municipal Products Inc. Trust
(Houston, Combined Utility
System First Lien Revenue,
Refunding) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.27	5/7/11	21,000,000	a,b	21,000,000
San Antonio,
Hotel Occupancy Tax
Subordinate Lien Revenue,
Refunding (LOC; Wells Fargo
Bank)	0.29	5/7/11	12,550,000	a	12,550,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.24	5/7/11	6,500,000	a	6,500,000
Texas,
TRAN	2.00	8/31/11	79,150,000		79,590,141
Texas A&M University Board of
Regents, Revenue, CP	0.30	6/9/11	4,500,000		4,500,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase
Bank)	0.30	8/9/11	25,000,000		25,000,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue
(Liquidity Facility; Citibank
NA)	0.25	5/7/11	10,940,000	a,b	10,940,000

Utah--1.9%
Central Utah Water Conservancy
District Limited Tax GO Notes,
Refunding (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.30	5/7/11	17,400,000	a	17,400,000
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.22	5/7/11	32,000,000	a	32,000,000
Utah Housing Finance Agency,

MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.28	5/7/11	6,400,000	a	6,400,000

Virginia--.5%
Richmond,
CP (Liquidity Facility; Bank
of America)	0.31	6/3/11	15,000,000		15,000,000

Washington--.6%
Puttable Floating Option Tax
Exempt Receipts (Washington,
Various Purpose GO, Refunding)
(Liquidity Facility; Bank of
America)	0.33	5/7/11	6,060,000	a,b	6,060,000
Washington Health Care Facilities
Authority, Revenue (Swedish
Health Services) (LOC;
Citibank NA)	0.25	5/7/11	13,000,000	a	13,000,000

Wisconsin--.4%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project)
(LOC; Bank of America)	0.38	5/7/11	6,500,000	a	6,500,000
Milwaukee Redevelopment Authority,
Redevelopment LR (University
of Wisconsin-Milwaukee
Kenilworth Project) (LOC; U.S.
Bank NA)	0.26	5/7/11	6,340,000	a	6,340,000

U.S. Related--.6%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.27	5/7/11	18,815,000	a,b	18,815,000

Total Investments (cost $2,926,118,492)			99.4%		2,926,118,492
Cash and Receivables (Net)			.6%		16,414,773
Net Assets			100.0%		2,942,533,265

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to $521,515,000 or 17.7% of net assets.

c

This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,926,118,492
Level 3 - Significant Unobservable Inputs	-
Total	2,926,118,492

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management

April 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--98.0%	Rate (%)	Date	Amount ($)		Value ($)
California--93.1%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Eskaton
Village-Roseville) (LOC; KBC
Bank)	0.30	5/7/11	14,485,000	a	14,485,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)	0.28	5/7/11	13,400,000	a	13,400,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Santa Cruz Montessori
School) (LOC; Comerica Bank)	0.34	5/7/11	865,000	a	865,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (The Branson School)
(LOC; Northern Trust Co.)	0.28	5/7/11	8,050,000	a	8,050,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; U.S.
Bank NA)	0.28	5/7/11	15,290,000	a	15,290,000
Alameda County Industrial
Development Authority,
Recovery Zone Facility Revenue
(Dale Hardware, Inc. Project)
(LOC; Comerica Bank)	0.31	5/7/11	2,670,000	a	2,670,000
Alameda County Industrial
Development Authority, Revenue
(Santini Foods, Inc. Project)
(LOC; Comerica Bank)	0.31	5/7/11	2,900,000	a	2,900,000
Alameda Unified School District,
GO Notes, TRAN	2.00	6/30/11	2,600,000		2,604,230

Bakersfield,
Wastewater Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	1.00	5/7/11	9,430,000	a	9,430,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.26	5/7/11	2,700,000	a	2,700,000
California,
GO Notes (LOC; Citibank NA)	0.26	5/7/11	9,000,000	a	9,000,000
California Department of Water
Resources, Power Supply Revenue	5.50	5/1/11	2,000,000		2,000,280
California Economic Development
Financing Authority, Revenue,
Refunding (KQED, Inc. Project)
(LOC; Wells Fargo Bank)	0.36	5/7/11	200,000	a	200,000
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.31	5/7/11	4,000,000	a	4,000,000
California Enterprise Development
Authority, IDR (Ramar
International Corporation
Project) (LOC; Bank of the
West)	0.31	5/7/11	4,220,000	a	4,220,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	0.36	5/7/11	10,000,000	a	10,000,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.31	5/7/11	12,000,000	a	12,000,000
California Health Facilities
Financing Authority, Revenue,
CP (Kaiser Permanente)	0.38	7/18/11	1,500,000		1,500,000
California Infrastructure and
Economic Development Bank, IDR
(Kennfoods USA, LLC Project)
(LOC; Bank of the West)	0.29	5/7/11	2,440,000	a	2,440,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County

Performing Arts Center) (LOC;
Bank of America)	0.25	5/1/11	11,925,000	a	11,925,000
California Infrastructure and
Economic Development Bank,
Revenue (Saddleback Valley
Christian Schools Project)
(LOC; FHLB)	0.31	5/7/11	5,000,000	a	5,000,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
JPMorgan Chase Bank)	0.30	5/1/11	3,310,000	a	3,310,000
California Municipal Finance
Authority, Revenue (Notre Dame
High School, San Jose) (LOC;
Comerica Bank)	0.34	5/7/11	1,000,000	a	1,000,000
California Municipal Finance
Authority, Revenue (Trinity
School) (LOC; Comerica Bank)	0.34	5/7/11	805,000	a	805,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.29	5/7/11	28,065,000	a	28,065,000
California Pollution Control
Financing Authority, SWDR (Big
Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	0.34	5/7/11	1,125,000	a	1,125,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	0.34	5/7/11	2,745,000	a	2,745,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Union Bank NA)	0.34	5/7/11	10,010,000	a	10,010,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.34	5/7/11	3,140,000	a	3,140,000
California Pollution Control
Financing Authority, SWDR,
Refunding (BLT Enterprises of

Fremont LLC Project) (LOC;
Union Bank NA)	0.34	5/7/11	9,415,000	a	9,415,000
California Pollution Control
Financing Authority, SWDR,
Refunding (MarBorg Industries
Project) (LOC; Union Bank NA)	0.34	5/7/11	3,640,000	a	3,640,000
California School Cash Reserve
Program Authority, Revenue	2.00	6/1/11	7,545,000		7,551,893
California School Cash Reserve
Program Authority, Revenue	2.50	1/31/12	20,000,000		20,223,391
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	7/8/11	2,200,000		2,200,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.38	7/18/11	7,000,000		7,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.35	7/20/11	7,000,000		7,000,000
California Statewide Communities
Development Authority, TRAN
(County of Yolo)	2.00	6/30/11	5,400,000		5,408,785
Coachella Valley Unified School
District, COP (School
Financing Project) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	1.00	5/7/11	5,900,000	a	5,900,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.26	5/7/11	23,030,000	a,b	23,030,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.27	5/7/11	4,450,000	a,b	4,450,000

Irvine Assessment District Number
97-17, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	0.24	5/1/11	7,300,000	a	7,300,000
Los Angeles,
GO Notes, TRAN	2.00	6/30/11	16,400,000		16,436,960
Los Angeles,
Wastewater System Subordinate
Revenue, Refunding	5.00	6/1/11	975,000		978,750
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding (Liquidity
Facility; Bank of Nova Scotia)	0.25	5/1/11	2,725,000	a	2,725,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.28	5/1/11	4,800,000	a	4,800,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.28	5/1/11	20,600,000	a	20,600,000
Poway Unified School District
Public Financing Authority, LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	1.15	5/7/11	18,600,000	a	18,600,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.42	5/7/11	1,240,000	a,b	1,240,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities

Development Authority, Revenue
(Japanese American National
Museum)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	0.52	5/7/11	4,215,000	a,b	4,215,000
Ravenswood City School District,
GO Notes, TRAN	1.75	7/1/11	2,000,000		2,002,313
Richmond,
Wastewater Revenue, Refunding
(LOC; Union Bank NA)	0.33	5/7/11	755,000	a	755,000
Riverside County Transportation
Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	0.27	5/7/11	9,800,000	a	9,800,000
Roseville Joint Union High School
District, COP (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	1.15	5/7/11	1,235,000	a	1,235,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.39	5/7/11	4,000,000	a	4,000,000
San Diego County,
COP (Museum of Contemporary
Art San Diego) (LOC; Northern
Trust Company)	0.26	5/7/11	3,250,000	a	3,250,000
San Jose Redevelopment Agency,
MFHR (101 San Fernando
Apartments) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.34	5/7/11	13,000,000	a,b	13,000,000
Sausalito,
MFHR (Rotary Village Senior
Housing Project) (LOC; Bank of
the West)	0.27	5/7/11	2,185,000	a	2,185,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.33	5/7/11	1,480,000	a	1,480,000

U.S. Related--4.9%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.27	5/7/11	12,815,000	a,b	12,815,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	0.95	5/7/11	8,000,000	a,b	8,000,000

Total Investments (cost $416,116,602)			98.0%		416,116,602
Cash and Receivables (Net)			2.0%		8,690,804
Net Assets			100.0%		424,807,406

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to $66,750,000 or 15.7% of net assets.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	416,116,602
Level 3 - Significant Unobservable Inputs	-
Total	416,116,602

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management Fund

April 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--93.5%	Rate (%)	Date	Amount ($)		Value ($)
New York--88.1%
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Trust)	0.31	5/7/11	3,250,000	a	3,250,000
Cayuga County,
GO Notes, BAN	1.50	2/10/12	3,500,000		3,513,439
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.31	5/7/11	4,400,000	a	4,400,000
East Farmingdale Volunteer Fire
Company Inc., Volunteer Fire
Department Revenue (LOC;
Citibank NA)	0.50	5/7/11	4,255,000	a	4,255,000
Elmira City School District,
GO Notes, BAN	1.50	6/30/11	2,260,000	b	2,261,285
Elmira City School District,
GO Notes, BAN	1.75	2/15/12	1,000,000	b	1,004,672
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Paul Smith's
College Project) (LOC; U.S.
Bank NA)	0.32	5/7/11	450,000	a	450,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.41	5/7/11	2,130,000	a	2,130,000
JPMorgan Chase Putter/Drivers
Trust (New York City
Transitional Finance

Authority, Future Tax Secured
Revenue, Refunding) (Liquidity
Facility; JPMorgan Chase Bank)	0.27	5/1/11	5,300,000	a,c	5,300,000
Mexico Central School District,
GO Notes, BAN	1.25	8/5/11	1,300,000	b	1,301,351
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association
for the Blind and Visually
Impaired - Goodwill Industries
of Greater Rochester, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.27	5/7/11	1,935,000	a	1,935,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Saint Ann's
Home for the Aged Project)
(LOC; HSBC Bank USA)	0.30	5/7/11	3,775,000	a	3,775,000
Monroe County Industrial
Development Agency, Revenue
(Collegiate Housing Foundation
- Rochester, L.L.C. -
Rochester Institute of
Technology Project) (LOC;
Wells Fargo Bank)	0.27	5/7/11	3,500,000	a,b	3,500,000
New York City,
GO Notes (LOC; Bank of America)	0.24	5/7/11	2,500,000	a	2,500,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program)
(LOC; Bank of America)	0.29	5/7/11	1,595,000	a,b	1,595,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program)
(Village Center for Care)
(LOC; Bank of America)	0.29	5/7/11	1,025,000	a	1,025,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC; FHLB)	0.27	5/7/11	14,900,000	a,b	14,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen

Lenox School Project) (LOC; TD
Bank)	0.28	5/7/11	4,450,000	a,b	4,450,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.31	5/7/11	4,400,000	a	4,400,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.29	5/7/11	3,200,000	a	3,200,000
New York City Trust for Cultural
Resources, Revenue, Refunding
(American Museum of Natural
History) (Liquidity Facility;
Wells Fargo Bank)	0.23	5/7/11	5,000,000	a	5,000,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	2/1/12	5,000,000		5,000,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)
(LOC; JPMorgan Chase Bank)	0.30	5/7/11	1,160,000	a	1,160,000
New York State Dormitory
Authority, Revenue (Catholic
Health System Obligated Group)
(LOC; HSBC Bank USA)	0.28	5/7/11	4,180,000	a	4,180,000
New York State Dormitory
Authority, Revenue (F.F.T.
Senior Communities, Inc.)
(LOC; KBC Bank)	0.27	5/7/11	4,915,000	a	4,915,000
New York State Dormitory
Authority, Revenue (Saint John
Fisher College) (LOC; FHLB)	0.27	5/7/11	5,625,000	a,b	5,625,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.28	5/7/11	2,300,000	a	2,300,000
New York State Thruway Authority,
General Revenue, BAN	2.50	7/15/11	950,000		953,380
New York State Thruway Authority,

General Revenue, BAN	3.00	7/15/11	750,000		753,506
New York State Thruway Authority,
General Revenue, BAN	4.00	7/15/11	2,115,000		2,129,304
Olean,
GO Notes, BAN	1.50	8/11/11	1,500,000		1,500,803
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T
Trust)	0.31	5/7/11	1,000,000	a	1,000,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.00	9/1/11	500,000		507,590
Port Authority of New York and New
Jersey, Equipment Notes	0.32	5/7/11	2,800,000	a	2,800,000
Ramapo,
GO Notes, BAN	2.00	12/13/11	2,500,000		2,519,201
Riverhead Industrial Development
Agency, Civic Facility Revenue
(Central Suffolk Hospital
Project) (LOC; HSBC Bank USA)	0.28	5/7/11	2,800,000	a	2,800,000
Sag Harbor Union Free School
District, GO Notes, TAN	1.50	6/23/11	1,200,000	b	1,200,688
Schenectady,
GO Notes, BAN	1.50	5/20/11	5,600,000		5,600,716
Springs Union Free School
District, GO Notes, TAN	1.50	6/30/11	1,100,000	b	1,101,622
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Trust)	0.33	5/7/11	1,600,000	a	1,600,000
Ticonderoga Central School
District, GO Notes, BAN	2.00	6/24/11	1,228,175	b	1,229,699
Triborough Bridge and Tunnel
Authority, General Revenue
(LOC; Dexia Credit Locale)	0.90	5/7/11	3,000,000	a	3,000,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Masters
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.28	5/7/11	2,055,000	a,b	2,055,000

U.S. Related--5.4%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.27	5/7/11	4,595,000	a,c	4,595,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.37	5/7/11	3,260,000	a,c	3,260,000

Total Investments (cost $135,932,256)			93.5%		135,932,256
Cash and Receivables (Net)			6.5%		9,424,556
Net Assets			100.0%		145,356,812

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At April 30, 2011, the fund had $40,224,317 or 27.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to $13,155,000 or 9.1% of net assets.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	135,932,256
Level 3 - Significant Unobservable Inputs	-
Total	135,932,256

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 13, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	June 13, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)